Financial Risk Management - Schedule of fair value of off-balance sheet risks (Detail) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 4,973,378	$ 3,718,758	$ 2,152,233	$ 5,971,995	$ 6,586,014
Insured amount		75,158
Non-insured amount		$ 3,643,600